Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 611	€ 696
Other non-financial non-trade payables	481	419
Total	€ 1,092	€ 1,115